Financial instruments - fair values and risk management	6 Months Ended
Jun. 30, 2025
Financial instruments - fair values and risk management.
Financial instruments - fair values and risk management

28.Financial instruments - fair values and risk management

A.Accounting classifications

The following table shows the carrying amounts of financial assets and financial liabilities as at June 30, 2025 and December 31, 2024.

The Company’s trade and other receivables, prepaid tax, indemnification asset and related tax liabilities, cash and cash equivalents, treasury notes recorded at amortized cost and trade and other payables approximate their fair value due their short-term nature. Company’s investments, current and non-current (other than the treasury notes) are accounted at fair value (either through profit and loss or through OCI). Loans receivable current and non-current are a reasonable approximation of their fair value as they have been impaired to their expected return.

Financial assets are as follows:

	June 30, 2025	December 31, 2024
Financial assets at amortized cost
Trade receivables	40,310	32,886
Cash	41,553	111,049
Loans receivable	501	226
Other investments - current	34,418	23,757
Total	116,782	167,918

	June 30, 2025	December 31, 2024
Financial assets measured at fair value
Other investments - current - fair value through profit or loss - Level 1	—	—
Other investments - non-current - fair value through other comprehensive income - Level 1	3,365	3,015
Other investments - non-current - fair value through profit or loss - Level 1	13,238	13,100
Total	16,603	16,115

Financial liabilities are as follows:

	June 30, 2025	December 31, 2024
Financial liabilities not measured at fair value
Trade and other payables	28,483	20,212
Total	28,483	20,212

	June 30, 2025	December 31, 2024
Financial liabilities measured at fair value
Put option liability - Level 3	15,002	15,002
Share warrant obligations - Level 1	265	365
Other non-current liabilities - Level 3	—	—
Total	15,267	15,367

B.Financial risk management

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls, and monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in the Group’s activities.

The Group has exposure to the following risk arising from financial instruments:

(i)	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date. The Group’s credit risk arises from Trade and other receivables, Loans receivable and Other investments. As at June 30, 2025 and December 31, 2024 the largest debtor of the Group constituted 30% and 29% of the Group’s Trade and other receivables, respectively, and the 3 largest debtors of the Group constituted 68% and 69% of the Group’s Trade and other receivables respectively.

Credit risk related to trade receivables is considered insignificant, since almost all sales are generated through major companies, with consistently high credit ratings. These distributors pay the Group monthly, based on sales to the end users. Payments are made within 3 months after the sale to the end customer. The distributors take full responsibility for tracking and accounting of end customer sales and send to the Group monthly reports that show amounts to be paid. The Group does not have any material overdue or impaired accounts receivable.

Credit risk related to Other investments is also insignificant due to the fact that they are represented by government bonds and US treasury notes which are rated AAA based on Fitch’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	June 30, 2025	December 31, 2024
Loans receivables	501	226
Trade receivables	40,310	32,886
Cash	41,553	111,049
Other investments - current	34,418	23,757
Other investments - non-current	16,603	16,115

Expected credit loss assessment for corporate customers as at June 30, 2025 and December 31, 2024

The Group allocates each exposure a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to external ratings, audited financial statements, management accounts, and cash flows projections) and applying experienced credit judgment.

Loan receivables

Loan receivables are provided to associates and the Company’s employees. The Group considers that its loans provided to associates have increased credit risk based on the weak recent performance of associates due to general market conditions. As a result, the specific provisions for ECL were booked in respect of the loans to associates. The ECL and change in fair value balance in respect of Loan receivables is 35,776 as at June 30, 2025 and 35,776 as at December 31, 2024. See Note 16 for the description of the methods used to estimate them.

Trade and other receivables

The ECL allowance in respect of Trade and other receivables is determined on the basis of the lifetime expected credit losses (“LTECL”). The Group uses the credit rating for each of the large debtors where available or makes its own judgment as to the credit quality of its debtors based on their most recent financial reporting or the rating assigned to their country of incorporation. After assigning the credit rating to each of the debtors the Group determines the probability of default (“PD”) and loss given default (“LGD”) based on the data published by the internationally recognized rating agencies. The determined amounts of allowances for ECL for each of the debtors are then adjusted for the forecasted macroeconomic factors, which include the forecasted unemployment rate in each of the countries where the debtors are incorporated and forecasted growth rate of the global gaming market from publicly available sources. The amount of ECL in respect of trade and other receivables is 1,455 as at June 30, 2025 and 1,453 as at December 31, 2024.

The following table provides information about the exposure to credit risk and ECL for trade receivables:

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
December 31, 2024	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.03%	32,283	(6)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			33,730	(1,453)

		Weighted	Gross
	Equivalent to external	average	carrying	Impairment loss	Credit
June 30, 2025	credit rating	loss rate	amount	allowance	Impaired
Low risk	Baa3 – A3	0.02%	41,301	(8)	No
Loss	Ca-C – Aa2	100%	1,447	(1,447)	Yes
			42,748	(1,455)

Specific ECL provision for the entire amount of certain accounts receivable was booked as at December 31, 2024 and June 30, 2025 even though their relevant external credit rating is associated with low credit risk. We did so on the basis of specific evaluation where the Company came to a view that notwithstanding the sufficient credit rating the receipt of these accounts receivable is not likely within the foreseeable future due to specific regulatory and commercial circumstances.

Cash and cash equivalents

The cash are held with financial institutions, which are rated BB- to A+ based on Fitch’s ratings.

(ii)	Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s objective when managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables over the next 90 days.

Excess cash is invested only in highly liquid triple A rated securities (mainly US treasury notes, bonds and ETFs).

The following are the contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments.

December 31, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	1,300	1,342	107	1,213	22
Trade and other payables	20,212	20,212	20,212	—	—
	21,512	21,554	20,319	1,213	22

December 31, 2024	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	365	365	—	—	365
Put option liability	15,002	15,002	15,002	—	—
	15,367	15,367	15,002	—	365

June 30, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Non‑derivative financial liabilities
Lease liabilities	2,277	2,343	1,262	508	573
Trade and other payables	28,483	28,483	28,483	—	—
	30,760	30,826	29,745	508	573

June 30, 2025	Carrying amounts	Contractual cash flows	3 months or less	Between 3‑12 months	Between 1‑5 years
Derivative financial liabilities
Share warrant obligation	265	265	—	—	265
Put option liability	15,002	15,002	15,002	—	—
	15,267	15,267	15,002	—	265

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and/or equity prices will affect the Group’s income or the value of its financial instruments. The Company is not exposed to any equity risk.

The objective of the market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

a.	Currency risk

Currency risk is the risk that the values of and cash flows associated with financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Company’s functional currency. The Group is exposed to foreign exchange risk arising from various currency exposures primarily with respect to the Euro, the Russian Ruble, Armenian Dram, Kazakhstani Tenge, United Arab Emirates Dirham, British pound sterling and Japanese Yen. The Group’s management monitors the exchange rate fluctuations on a continuous basis and acts respectively.

The Group’s exposure to foreign currency risk was as follows:

			Armenian	Kazakhstani	United Arab	British
December 31, 2024	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	212	—	13	—	—	—	—
Trade and other receivables	9,121	—	—	7	—	—	—
Cash	16,113	74	35	529	5	—	—
	25,446	74	48	536	5	—	—
Liabilities
Lease liabilities	(945)	—	(355)	—	—	—	—
Trade and other payables	(4,255)	—	(1,093)	(87)	(12)	(26)	(178)
	(5,200)	—	(1,448)	(87)	(12)	(26)	(178)
Net exposure	20,246	74	(1,400)	449	(7)	(26)	(178)

			Armenian	Kazakhstani	United Arab	British
June 30, 2025	Euro	Russian Ruble	Dram	Tenge	Emirates dirham	pound sterling	Japanese yen
Assets
Loans receivable	496	—	4	—	—	—	—
Trade and other receivables	11,792	—	30	7	2	—	—
Cash	19,352	101	37	612	—	—	—
	31,640	101	71	619	2	—	—
Liabilities
Lease liabilities	(2,087)	—	(191)	—	—	—	—
Trade and other payables	(7,001)	—	(1,684)	(213)	(11)	—	(92)
	(9,088)	—	(1,875)	(213)	(11)	—	(92)
Net exposure	22,552	101	(1,804)	406	(9)	—	(92)

Sensitivity analysis

A reasonably possible 10% strengthening or weakening of the United States Dollar against the following currencies as at December 31, 2024 and June 30, 2025 would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Strengthening of	Weakening of US$
December 31, 2024	US$ by 10%	by 10%
Euro	(2,025)	2,025
Russian Ruble	(7)	7
Armenian Dram	140	(140)
Kazakhstani Tenge	(45)	45
United Arab Emirates dirham	1	(1)
British pound sterling	3	(3)
Japanese yen	18	(18)
	(1,915)	1,915

	Strengthening of	Weakening of US$
June 30, 2025	US$ by 10%	by 10%
Euro	(2,255)	2,255
Russian Ruble	(10)	10
Armenian Dram	180	(180)
Kazakhstani Tenge	(41)	41
United Arab Emirates dirham	1	(1)
Japanese yen	9	(9)
	(2,116)	2,116

b.	Interest risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates is minimal as it does not have long-term debt obligations with floating interest rates or material fixed-rate debt instruments carried at fair value.

C.Measurement of fair values

The following table shows a reconciliation from the opening balances to the closing balances for financial liabilities based on Level 3 fair values, except for share warrant liability, which fair valuation was calculated based on Level 3 inputs as at opening balance of year 2024 and 2025.

	Share warrant	Put option
	obligation (Note 4)	liability (Note 4)
Balance at January 1, 2024	1,278	28,995
Net change in fair value	(265)	(13,993)
Balance at June 30, 2024	1,013	15,002

	Share warrant	Put option
	obligation (Note 4)	liability (Note 4)
Balance at January 1, 2025	365	15,002
Net change in fair value	(100)	—
Balance at June 30, 2025	265	15,002

As at both June 30, 2025 and 2024 there were no financial assets with fair value of Level 3.